Stockholders’ Equity (Details)											12 Months Ended
	Oct. 06, 2025 shares	Aug. 22, 2025 shares	Jun. 23, 2025 USD ($) $ / shares shares	Jun. 11, 2025 HKD ($) shares	Apr. 16, 2025 USD ($) shares	Mar. 27, 2025 USD ($) $ / shares shares	Feb. 08, 2024 $ / shares shares	Sep. 16, 2021 USD ($) $ / shares shares	Aug. 26, 2021 shares	May 17, 2021 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Aug. 31, 2021 $ / shares shares	Mar. 31, 2020 shares
Stockholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.00002							$ 0.00002
Number of preferred share authorized		100,000,000									100,000,000	100,000,000		200,000,000
Shares issued															1,000
Number of ordinary shares cancelled									4,000,000
Number of ordinary shares reissued									80
Sale of stock								6,002,670
Price per share (in Dollars per share) | $ / shares								$ 0.02
Aggregate purchase price (in Dollars) | $								$ 120,053			$ 5,750,000
Percentage of reduction in share issued							20.00%
Shares surrendered							48,002,136
Shares issue				100
Days of option to purchase						45 days
Purchases of shares value (in Dollars)				$ 1							5,103,091
Repurchased value (in Dollars) | $											$ 300,000
Number of vote		20
Percentage of acquisition		1.00%
Preferred shares issued		100,000,000
Preferred shares outstanding
Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Shares issued											13,438,034
Shares outstanding							12,000,534					12,000,534
Treasury Stock, Common [Member]
Stockholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.00002
Purchases of shares value (in Dollars) | $
Repurchased of shares			15,000
Repurchased value (in Dollars) | $											$ 300,000
Son I Tam [Member]
Stockholders’ Equity [Line Items]
Number of ordinary shares reissued		1
Mr. Chi Long Lou [Member]
Stockholders’ Equity [Line Items]
Shares issue				100						8,000
One Employees [Member] | Treasury Stock, Common [Member]
Stockholders’ Equity [Line Items]
Repurchased value (in Dollars) | $			$ 300,000
Two Employees [Member] | Treasury Stock, Common [Member]
Stockholders’ Equity [Line Items]
Repurchased value (in Dollars) | $			300,000
Three Employees [Member] | Treasury Stock, Common [Member]
Stockholders’ Equity [Line Items]
Repurchased value (in Dollars) | $			$ 300,000
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Number of ordinary share authorized	14,500	800,000,000									800,000,000	800,000,000
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.00002	$ 0.00002
Shares issued		800,000,000									2,664,034	12,000,534
Sale of stock	11,500
Conversion of share sold	11,500
Shares outstanding											2,664,034	12,000,534
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Shares issue											1,437,500
Purchases of shares value (in Dollars) | $											$ 29
Repurchased value (in Dollars) | $
Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Number of ordinary share authorized		100,000,000									100,000,000	100,000,000
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.00002	$ 0.00002
Shares issued		100,000,000									10,774,000	0
Shares issue		10,800,000
Share converted	26,000
Shares outstanding											10,774,000	0
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Purchases of shares value (in Dollars) | $
Repurchased value (in Dollars) | $
Minimum [Member]
Stockholders’ Equity [Line Items]
Number of ordinary share authorized														1,000,000,000
Reduction in number of share issued							12,000,534
Maximum [Member]
Stockholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares														$ 800,000,000
Reduction in number of share issued							60,002,670
IPO [Member]
Stockholders’ Equity [Line Items]
Sale of stock						1,250,000
Price per share (in Dollars per share) | $ / shares						$ 4
Aggregate purchase price (in Dollars) | $											5,750,000
Shares issue						187,500
Initial public offering price per share (in Dollars per share) | $ / shares						$ 4
Aggregate gross proceeds (in Dollars) | $						$ 5,000,000					4,908,000
Other expenses (in Dollars) | $						$ 4,240,500
Purchase of an additional ordinary shares						187,500
Purchases of shares value (in Dollars) | $											$ 5,103,091
IPO [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Shares issue						1,250,000
Aggregate gross proceeds (in Dollars) | $						$ 5,000,000
Over-Allotment Option [Member]
Stockholders’ Equity [Line Items]
Aggregate purchase price (in Dollars) | $					$ 667,500
Purchase of an additional ordinary shares					187,500
Over-Allotment Option [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Shares issue					187,500
Second Amended and Restated M&A [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Number of ordinary share authorized		10,800,000
Second Amended and Restated M&A [Member] | Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Number of ordinary share authorized		10,800,000
Epsium HK [Member] | Epsium BVI [Member]
Stockholders’ Equity [Line Items]
Percentage of ownership interest										80.00%
Epsium HK [Member] | Son I Tam [Member]
Stockholders’ Equity [Line Items]
Percentage of ownership interest										20.00%
Epsium BVI [Member] | Over-Allotment Option [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Percentage of ownership interest				80.00%
Son I Tam [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Repurchased of shares		10,800,000
Son I Tam [Member] | Over-Allotment Option [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Percentage of ownership interest				20.00%